Provision (benefit) For Income Taxes (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Provision (Benefit)
Federal - (all related to Gain on Sale of Discontinued Operations)			$ 19,800	$ 0
State and Foreign			20,398	27,689
State Tax Credit Refund			0	0
Net Change in Liability for Unrecognized Tax Benefits			0	0
Current Income Tax Expense (Benefit)			40,198	27,689
Deferred Provision (Benefit)			0	0
Total Provision (Benefit)	$ 13,696	$ 17,002	$ 20,398	$ 27,689